Note 8 - Other Expenses - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Hosting	$ 6,941	$ 10,146	$ 12,105
Audit, legal and other advisory services	8,533	8,306	3,529
Software license fees	2,566	1,799	1,346
Rent and other office expenses	5,379	4,573	4,304
Travel	3,990	2,057	1,775
Other	4,801	1,477	2,300
Total	$ 32,210	$ 28,359	$ 25,359